UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5497

Western Asset Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL

HIGH INCOME FUND INC.

FORM N-Q

JANUARY 31, 2009

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited)	January 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS — 95.7%
Alaska — 0.6%
$1,055,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	$849,676
Arizona — 2.0%
1,720,000	Phoenix, AZ, IDA, MFH Revenue, Ventana Palms Apartments Project, 8.000% due 10/1/34 (b)	1,839,316
1,500,000	Salt Verde, AZ Financial Corp., Gas Revenue, 5.000% due 12/1/37	959,955
	Total Arizona	2,799,271
Arkansas — 1.1%
	Arkansas State Development Financing Authority:
1,000,000	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (c)	1,049,170
600,000	Industrial Facilities Revenue, Potlatch Corp. Projects, 7.750% due 8/1/25 (a)	449,760
	Total Arkansas	1,498,930
California — 6.5%
1,500,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20 (d)	1,347,000
2,000,000	California Health Facilities Financing Authority Revenue, Refunding, Cedars-Sinai Medical Center, 5.000% due 11/15/27	1,812,060
	Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
2,000,000	Asset Backed, 7.800% due 6/1/42 (c)	2,470,740
1,000,000	Enhanced Asset Backed, 5.625% due 6/1/38 (c)	1,148,100
600,000	Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/29	472,140
1,865,000	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29 (c)	1,944,318
	Total California	9,194,358
Colorado — 5.7%
	Colorado Educational & Cultural Facilities Authority Revenue:
740,000	Charter School, Peak to Peak Project, 7.500% due 8/15/21 (c)	836,170
	Cheyenne Mountain Charter Academy:
680,000	5.250% due 6/15/25	531,712
510,000	5.125% due 6/15/32	361,366
785,000	Elbert County Charter, 7.375% due 3/1/35	643,465
810,000	Unrefunded, University of Denver Project, FGIC, 5.250% due 3/1/23	827,229
4,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.125% due 11/15/23	3,488,760
1,000,000	Reata South Metropolitan District, CO, GO, 7.250% due 6/1/37	678,760
500,000	Southlands, CO, Metropolitan District No. 1, GO, 7.125% due 12/1/34 (c)	642,125
	Total Colorado	8,009,587
District of Columbia — 1.4%
1,895,000	District of Columbia COP, District Public Safety & Emergency, AMBAC, 5.500% due 1/1/20	1,958,160
Florida — 8.4%
890,000	Beacon Lakes, FL, Community Development District, Special Assessment, 6.900% due 5/1/35	591,699
1,500,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,128,420
2,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31 (c)	2,257,680
920,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	687,452

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount	Security	Value
Florida — 8.4% (continued)
$1,000,000	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, 6.000% due 11/15/25 (c)	$1,156,770
2,000,000	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, 7.875% due 12/15/25 (a)	1,754,140
1,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	928,620
345,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (e)	412,116
2,000,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	1,556,340
1,000,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	716,310
1,000,000	University of Central Florida, COP, FGIC, 5.000% due 10/1/25	763,720
	Total Florida	11,953,267
Georgia — 5.3%
	Atlanta, GA, Airport Revenue:
1,000,000	FGIC, 5.625% due 1/1/30 (a)	819,040
1,000,000	FSA, 5.000% due 1/1/26	1,004,010
2,000,000	Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.000% due 7/1/32	1,745,980
2,500,000	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (c)	2,981,800
1,000,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, 7.250% due 11/15/29	898,470
	Total Georgia	7,449,300
Illinois — 0.5%
1,000,000	Illinois Finance Authority Revenue, Refunding, Chicago Charter School Project, 5.000% due 12/1/26	680,110
Indiana — 0.4%
	County of St. Joseph, IN, EDR, Holy Cross Village Notre Dame Project:
285,000	6.000% due 5/15/26	198,759
550,000	6.000% due 5/15/38	353,579
	Total Indiana	552,338
Kansas — 0.7%
1,150,000	Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health, 5.000% due 10/1/22	1,018,325
Kentucky — 1.0%
2,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	1,447,580
Louisiana — 1.1%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	901,110
1,000,000	St. John Baptist Parish, LA, Revenue, Marathon Oil Corp., 5.125% due 6/1/37	673,770
	Total Louisiana	1,574,880
Maryland — 1.1%
1,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, 7.730% due 12/1/27 (c)	1,605,150
Massachusetts — 4.4%
890,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	685,532
3,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	2,972,250
1,000,000	Massachusetts State DFA Revenue, Briarwood, 8.250% due 12/1/30 (c)	1,134,290
1,000,000	Massachusetts State HEFA Revenue, Caritas Christi Obligation, 6.750% due 7/1/16	966,650

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount	Security	Value
Massachusetts — 4.4% (continued)
$315,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (e)	$404,069
	Total Massachusetts	6,162,791
Michigan — 6.8%
2,130,000	Allen Academy, COP, 7.500% due 6/1/23	1,699,974
	Cesar Chavez Academy, COP:
1,000,000	6.500% due 2/1/33	760,540
1,000,000	8.000% due 2/1/33	907,740
1,000,000	Gaudior Academy, COP, 7.250% due 4/1/34	752,760
3,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31	2,026,260
2,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	2,030,720
990,000	Star International Academy, COP, 7.000% due 3/1/33	732,452
700,000	William C. Abney Academy, COP, 6.750% due 7/1/19	638,442
	Total Michigan	9,548,888
Missouri — 0.8%
1,300,000	Missouri State HEFA Revenue, Refunding, St. Lukes Episcopal, 5.000% due 12/1/21	1,181,349
Montana — 1.0%
2,345,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	1,350,392
New Hampshire — 0.9%
1,600,000	New Hampshire HEFA Revenue, Covenant Health System, 5.500% due 7/1/34	1,317,104
New Jersey — 9.4%
1,500,000	Casino Reinvestment Development Authority Revenue, MBIA, 5.250% due 6/1/20	1,505,490
1,000,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., 8.250% due 11/15/30 (c)	1,126,530
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
5,000,000	5.250% due 7/1/30	3,446,700
3,000,000	7.500% due 7/1/30 (c)	3,289,470
5,000,000	New Jersey State, EDA, Revenue, Refunding, 6.875% due 1/1/37 (a)	3,949,300
	Total New Jersey	13,317,490
New Mexico — 1.3%
1,000,000	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	858,800
1,000,000	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,044,540
	Total New Mexico	1,903,340
New York — 6.0%
700,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., 8.250% due 11/15/30 (c)	792,575
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32 (c)	1,145,360
2,000,000	MTA, New York Service Contract, Refunding, AMBAC, 5.000% due 7/1/30	1,858,360
780,000	New York City, NY, IDA, Civic Facilities Revenue, Special Needs Facilities Pooled Program, 8.125% due 7/1/19 (c)	841,784
	New York State Dormitory Authority Revenue:
1,500,000	Mental Health Services Facilities Improvement, AMBAC, 5.000% due 2/15/35	1,308,540
2,500,000	New York University Hospitals Center, 5.000% due 7/1/26	1,600,050

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
New York — 6.0% (continued)
$840,000	Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, 7.750% due 1/1/22 (c)	$967,907
	Total New York	8,514,576
North Carolina — 0.7%
905,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29 (c)	965,635
Ohio — 2.6%
1,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	1,285,755
1,500,000	Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center, 5.250% due 5/15/21	1,185,435
1,260,000	Riversouth Authority, OH, Revenue, Riversouth Area Redevelopment, 5.000% due 12/1/25	1,263,528
	Total Ohio	3,734,718
Pennsylvania — 4.6%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, 7.250% due 1/1/35 (c)	1,208,600
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	726,810
1,000,000	Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, 5.000% due 1/1/27	771,270
940,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, 7.500% due 2/15/29	714,127
1,000,000	Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95, 7.750% due 12/1/17 (a)	802,780
2,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, 8.125% due 11/15/30 (c)	2,258,200
	Total Pennsylvania	6,481,787
South Carolina — 0.1%
110,000	McCormick County, SC, COP, 9.750% due 7/1/09	110,708
Tennessee — 1.7%
1,000,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	772,330
2,500,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, 5.750% due 9/1/37	1,567,600
	Total Tennessee	2,339,930
Texas — 14.9%
540,000	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, 6.875% due 6/1/29 (c)	561,719
2,000,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(b)	1,106,880
1,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38 (a)(f)	995,715
1,500,000	Burnet County, TX, Public Facility Project Revenue, 7.500% due 8/1/24	1,209,675
	Garza County, TX, Public Facility Corp.:
1,000,000	5.500% due 10/1/18	872,280
2,000,000	Project Revenue, 5.750% due 10/1/25	1,592,640
2,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(f)	1,948,260
2,000,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	1,898,180
2,750,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, 6.125% due 7/15/27 (a)	1,533,840

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
Texas — 14.9% (continued)
$1,000,000	Laredo, TX, ISD Public Facility Corp. Lease Revenue, AMBAC, 5.000% due 8/1/29	$877,880
1,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 6.200% due 11/15/29	704,670
2,500,000	North Texas Tollway Authority Revenue, 5.750% due 1/1/40	2,339,375
1,500,000	Texas State Public Finance Authority, Uplift Education, 5.750% due 12/1/27	1,082,670
1,865,000	West Texas Detention Facility Corp. Revenue, 8.000% due 2/1/25	1,515,946
	Willacy County, TX:
2,000,000	Local Government Corp. Revenue, 6.875% due 9/1/28	1,497,360
	PFC Project Revenue:
1,000,000	8.250% due 12/1/23	851,660
580,000	County Jail, 7.500% due 11/1/25	464,760
	Total Texas	21,053,510
Virginia — 2.9%
355,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, 8.125% due 4/1/30	297,884
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	762,190
2,500,000	Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project, 5.600% due 11/1/31 (a)	2,024,425
1,000,000	Fairfax County, VA, EDA Revenue, Retirement Community, Greenspring Village Inc., 7.500% due 10/1/29 (c)	1,065,040
	Total Virginia	4,149,539
West Virginia — 1.2%
2,500,000	Pleasants County, WV, PCR, Refunding County Commission Allegheny, 5.250% due 10/15/37	1,758,250
Wisconsin — 0.6%
1,000,000	Wisconsin State HEFA Revenue, Aurora Health Care, 6.400% due 4/15/33	792,550
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $155,436,660)	135,273,489
SHORT-TERM INVESTMENTS — 2.8%
Georgia — 0.9%
300,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.620%, 2/2/09 (g)	300,000
900,000	Municipal Electric Authority, GA, Project One, Subordinated, FSA, SPA-Dexia Credit Local, 3.750%, 2/4/09 (g)	900,000
	Total Georgia	1,200,000
Missouri — 0.1%
200,000	Missouri State HEFA Revenue, BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase, 0.650%, 2/2/09 (g)	200,000
New York — 0.8%
900,000	MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen, 0.350%, 2/2/09 (g)	900,000
200,000	New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A., 0.350%, 2/2/09 (g)	200,000
	Total New York	1,100,000
Pennsylvania — 0.6%
200,000	Beaver County, PA, FSA, SPA-Dexia Credit Local, 3.750%, 2/5/09 (g)	200,000

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
Pennsylvania — 0.6% (continued)
$700,000	Pennsylvania State, HEFA Revenue, Refunding, Carnegie Mellon University, SPA-Morgan Guaranty Trust, 0.450%, 2/2/09 (g)	$700,000
	Total Pennsylvania	900,000
Virginia — 0.4%
200,000	Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank, 0.620%, 2/2/09 (g)	200,000
400,000	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A., SPA-Wachovia Bank N.A., 0.350%, 2/2/09 (g)	400,000
	Total Virginia	600,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $4,000,000)	4,000,000
	TOTAL INVESTMENTS — 98.5% (Cost — $159,436,660#)	139,273,489
	Other Assets in Excess of Liabilities — 1.5%	2,178,088
	TOTAL NET ASSETS — 100.0%	$141,451,577

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AMBAC	-	Ambac Assurance Corporation - Insured Bonds
	CDA	-	Community Development Authority
	COP	-	Certificate of Participation
	CTFS	-	Certificates
	DFA	-	Development Finance Agency
	EDA	-	Economic Development Authority
	EDR	-	Economic Development Revenue
	FGIC	-	Financial Guaranty Insurance Company - Insured Bonds
	FSA	-	Financial Security Assurance - Insured Bonds
	GO	-	General Obligation
	HEFA	-	Health & Educational Facilities Authority
	IDA	-	Industrial Development Authority
	IDR	-	Industrial Development Revenue
	ISD	-	Independent School District
	LOC	-	Letter of Credit
	MBIA	-	Municipal Bond Investors Assurance Corporation - Insured Bonds
	MFH	-	Multi-Family Housing
	MTA	-	Metropolitan Transportation Authority
	PCR	-	Pollution Control Revenue
	PFC	-	Public Facilities Corporation
	SPA	-	Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Summary of Investments by Industry *

Pre-Refunded/Escrowed to Maturity	23.2%
Hospitals	19.7
Leasing	12.7
Industrial Development	12.0
Education	7.4
Transportation	5.5
Special Tax	5.2
Resource Recovery	3.8
Electric	3.8
Local General Obligation	2.2
Other Revenue	2.1
Housing	1.5
Utilities	0.6
Public Facilities	0.3
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of January 31, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	14.1%
AA/ Aa	5.4
A	22.8
BBB/Baa	17.3
BB/Ba	2.7
B	1.6
CCC/Caa	0.8
A-1/VMIG1	2.9
NR	32.4
100.0%

†As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch

See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$139,273,489	—	$139,273,489	—

(b) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,151,982
Gross unrealized depreciation	(24,315,153)
Net unrealized depreciation	$(20,163,171)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 25, 2009